Income Tax Expenses / (Benefit)	12 Months Ended
Dec. 31, 2023
Income Tax Expenses / (Benefit) [Abstract]
INCOME TAX EXPENSES / (BENEFIT)
17	INCOME TAX EXPENSES / (BENEFIT)

	2023	2022 (As revised2)	2021 (As revised2)
	USD	USD	USD
Current Tax Expense
Current year	115,833	107,355	13,829
Changes in estimates related to prior years	30,607	-	-
Deferred tax expense/(credit)
Origination and reversal of temporary difference	77,862	34,795	(28,537)
Income tax expenses/(benefit)	224,302	142,150	(14,708)

The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the Singapore’s standard rate of income tax as follows:

	2023	2022 (As revised2)	2021 (As revised2)
	USD	USD	USD
Reconciliation between tax expenses and accounting profit at applicable tax rate
Profit before tax	1,088,339	903,490	348,152
Tax at the domestic rates applicable to profits in the countries where the Group operates	185,018	153,593	59,185
Difference from the effect of tax rates in a foreign jurisdiction	10,583	(292)	12,058
Non-deductible expenses	11,084	1,483	(72,982)
Other Non-taxable Income	(12,990)	(12,634)	(12,969)
Changes in estimates related to prior years	30,607	-	-
Income tax expenses (benefit)	224,302	142,150	(14,708)

	2023	2022 (As revised)
	USD	USD
Deferred tax assets
Tax losses carried forward	11,734	77,063
Lease liability	14,335	37,293
Deferred tax liabilities
Right-of-use assets	13,334	35,811
Depreciation	11,997	-

Net deferred tax assets	738	78,545

Movement in deferred tax liabilities:

	Accelerated tax depreciation	Right-of-use assets	Total
	USD	USD	USD
Balance at January 1, 2022 (As revised2)	-	(20,972)	(20,972)
Recognized in profit or loss	-	(14,358)	(14,358)
Effect of movement in exchange rates	-	(481)	(481)
Balance at December 31, 2022 and January 1, 2023 (As revised2)	-	(35,811)	(35,811)
Recognized in profit or loss	(11,793)	22,789	10,996
Effect of movement in exchange rates	(204)	(312)	(516)
Balance at December 31, 2023	(11,997)	(13,334)	(25,331)

Movement in deferred tax assets:

	Accelerated tax depreciation	Tax losses carried forward	Lease liability	Total
	USD	USD	USD	USD
Balance at January 1, 2022 (As revised2)	5,261	107,460	21,917	134,638
Recognized in profit or loss	(5,156)	(30,158)	14,877	(20,437)
Effect of movement in exchange rates	(105)	(239)	499	155
Balance at December 31, 2022 and January 1, 2023 (As revised2)	-	77,063	37,293	114,356
Recognized in profit or loss	-	(65,567)	(23,291)	(88,858)
Effect of movement in exchange rates	-	238	333	571
Balance at December 31, 2023	-	11,734	14,335	26,069

The deferred tax assets is mainly recognized in respect of temporary differences effected by net operating losses. As of December 31, 2023 and 2022, the Company had temporary difference of lease liability of $84,322 and $219,369 respectively, mainly from the Company’s Singapore subsidiaries Hong Ye Group Pte Ltd. As of December 31, 2023 and 2022, the Company had net operating losses carry forward of $24,863 and $407,552, respectively, mainly from the Company’s Singapore subsidiaries YY Circle (SG) Pte Ltd. The net operating losses from the Singapore subsidiaries can be carried forward indefinitely. Due to the Singapore subsidiaries’ operating history of turning losses into profits, the Company is certain that these net operating losses can be utilized. As a result, the Company provided a 100% recognition on deferred tax assets of $738 and $78,545 as of December 31, 2023 and 2022, respectively.